Logo: Harris
     Insight Funds(TM)

                        HARRIS INSIGHT MONEY MARKET FUNDS

                                    N SHARES
                              INSTITUTIONAL SHARES

                         Supplement dated July 15, 2002
                      to the Prospectuses dated May 1, 2002

The following text replaces in its entirety the corresponding text on page 15 of the N Shares Prospectus (and page 16 of the Institutional Shares Prospectus) under the section entitled Pricing Of Fund Shares - How The Funds Calculate NAV.

   The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

   The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                                                                        HIF-1195

Logo: Harris
     Insight Funds(TM)

                        HARRIS INSIGHT MONEY MARKET FUNDS

                                 SERVICE SHARES

                         Supplement dated July 15, 2002
                      to the Prospectus dated April 6, 2002

The following text replaces in its entirety the corresponding text on page 15 of the Service Shares Prospectus under the section entitled Pricing Of Fund Shares - How The Funds Calculate NAV.

   The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

   The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                                                                        HIF-1595

Logo: Harris
     Insight Funds(TM)

                              HARRIS INSIGHT FUNDS

                                    N SHARES
                              INSTITUTIONAL SHARES

                         Supplement dated July 15, 2002
                      to the Prospectuses dated May 1, 2002

The following text replaces in its entirety the corresponding text on page 43 of the combined A Shares, B Shares and N Shares Prospectus (and page 38 of the Institutional Shares Prospectus) under the section entitled Pricing Of Fund Shares - Money Market Funds.

   The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                                                                        HIF-1295